Average Annual Total Returns - SelectPortfoliosGroup4-FinancialsSector-ComboPRO - SelectPortfoliosGroup4-FinancialsSector-ComboPRO - Select FinTech Portfolio	Apr. 29, 2024
Select FinTech Portfolio | Return Before Taxes
Average Annual Return:
Past 1 year	24.55%
Past 5 years	8.02%
Past 10 years	6.58%
Select FinTech Portfolio | After Taxes on Distributions
Average Annual Return:
Past 1 year	24.55%
Past 5 years	6.94%
Past 10 years	4.89%
Select FinTech Portfolio | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	14.53%
Past 5 years	6.36%
Past 10 years	4.91%
SP001
Average Annual Return:
Past 1 year	26.29%
Past 5 years	15.69%
Past 10 years	12.03%
IXWML
Average Annual Return:
Past 1 year	27.48%
Past 5 years	7.45%
Past 10 years	5.88%